Asset purchase agreement with Teva Pharmaceutical Industries Limited (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Aug. 03, 2016 USD ($)	Jun. 10, 2016 USD ($)
Disclosure Of Asset Purchase Agreement [Line Items]
Intangible assets other than goodwill	₨ 44,367	$ 642	₨ 44,665	₨ 44,925
Teva Pharmaceutical Industries Ltd [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Cash Transferred Under Asset Purchase Agreement | $					$ 350	$ 350
Useful lives or amortisation rates, intangible assets other than goodwill	useful life was eight years
Teva Pharmaceutical Industries Ltd [Member] | Net Carrying Amount [Member] | Capitalised Product [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Intangible assets other than goodwill	₨ 6,098
Teva Pharmaceutical Industries Ltd [Member] | Carrying Amount [Member] | other five Abbreviated New Drug Applications [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Intangible assets other than goodwill	₨ 18,391